Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Thousands	Sep. 30, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	€ 4,653	€ 3,495
Property, plant and equipment	47,325	45,069
Investment in associate	11,574	15,538
Deposits	1,243	1,463
Marketable securities	27,728
Total non-current assets	92,523	65,565
Current assets
Trade receivables	2,722	804
Other receivables	4,511	3,136
Prepayments	15,266	7,648
Income taxes receivable	1,305	1,473
Marketable securities	166,343
Cash and cash equivalents	763,454	598,106
Total current assets	953,601	611,167
Total assets	1,046,124	676,732
Equity
Share capital	7,172	6,443
Distributable equity	944,413	590,671
Total equity	951,585	597,114
Non-current liabilities
Lease liabilities	26,952	30,720
Other payables	3,160	908
Total non-current liabilities	30,112	31,628
Current liabilities
Lease liabilities	6,328	5,899
Contract liabilities	223	858
Trade payables and accrued expenses	38,108	27,765
Other payables	19,549	13,349
Income taxes payable	219	119
Total current liabilities	64,427	47,990
Total liabilities	94,539	79,618
Total equity and liabilities	€ 1,046,124	€ 676,732